Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
Employee benefits	$ 32,303	$ 20,498
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 32,303	$ 20,498